Average Annual Total Returns - FidelityHealthSavingsFund-KPRO - FidelityHealthSavingsFund-KPRO - Fidelity Health Savings Fund	Nov. 29, 2022
Fidelity Health Savings Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	5.48%
Since Inception	9.17%
LB001
Average Annual Return:
Past 1 year	(1.54%)
Since Inception	1.02%	[1]
IXXJ7
Average Annual Return:
Past 1 year	4.99%
Since Inception	7.90%	[1]
IXXJ8
Average Annual Return:
Past 1 year	4.58%
Since Inception	7.73%	[1]

[1]	A From March 2, 2020